RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties

As of June 30, 2025, related parties of the Company consisted of the following:

Name of Related Party	Nature of Relationship
HongKong Kisen Co., Limited (“HongKong Kisen”)	Company ultimately controlled by Chief Strategy Officer (“CSO”)

Schedule of Operations Through Proceeds Borrowed From Related Parties

The Company mainly finance its operations through proceeds borrowed from related parties. As of June 30, 2025 and December 31, 2024, due to related parties consisted of the following:

					Exchange
	December 31,			Interest	Rate	June 30,
	2024	Received	Repayment	Expenses	Translation	2025
HongKong Kisen (1)	2,195,948	451,300	(475,000)	32	1,085	2,173,365
Yufeng Mi	4,503		(4,503)			-
Total due to related parties	2,200,451	451,300	(479,503)	32	1,085	2,173,365

(1)	On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support and repaid $2,000,000 to HongKong Kisen in advance in 2022.